[Letterhead of Sullivan & Triggs, LLP]
July 23, 2007
Writer’s Direct Contact
(310) 451-8302
bsullivan@sullivantriggs.com
VIA EDGAR AND OVERNIGHT DELIVERY
H. Christopher Owings
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	BabyUniverse, Inc.
Registration Statement on Form S-4
Originally Filed June 14, 2007
File No. 333-143765
Dear Mr. Owings:
      On behalf of BabyUniverse, Inc. (the “Company”), we are transmitting for filing Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-4 (File No. 333-143765) (the “Registration Statement”). A courtesy copy of the Amendment will be provided that is marked to show changes from the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on June 14, 2007.
      The Amendment is being filed in response to comments received from the Commission staff (the “Staff”) by letter dated July 11, 2007, to which we respond in this letter. The relevant text of the Staff’s comments has been included in this letter. The headings and numbering below correspond to the headings and numbering in the Staff’s letter.
General
1.	Comment: We remind you to file with us, on the date of the first use, any written communications relating to the proposed transaction that are reasonably viewed as soliciting material. See Rule14a-12 of the proxy rules. For example, we note in this regard that you issued a press release related to the transaction on May 15, 2007. Although you filed the press release under cover of Form 8-K on May 15, 2007 and checked the box to reflect a Rule 425 filing, you did not also check the appropriate box on that form to reflect a Rule 14a-12 filing. Please be aware that any future written communications should comply fully with the language and filing requirements of Rule 14a-12.
Response: With respect to the Current Report on Form 8-K filed on May 15, 2007, and its other Current Reports on Form 8-K filed after March 13, 2007 relating to written communications filed under cover thereof that could reasonably be viewed as soliciting materials, the Company has relied on General Instruction A.2 to Form 8-K; in particular, the language that “[a] registrant is not required to check the box in connection with Rule 14a-12(b) or Rule 14d-2(b) if the communication is filed pursuant to Rule 425.” The Company will, however, comply with the Staff’s request with respect to future filings.
2.	Comment: Please file all required exhibits, such as the proxy card and the legal opinion in a timely manner so that we may have time to review them before you request that your registration statement becomes effective.
Response: In response to the Staff’s comment, the Company has filed all required exhibits with the Amendment.
Questions and Answers About the Merger, page iv
3.	Comment: We note your Q&A entitled “What is required to consummate the merger?” Please revise your disclosure to indicate that BabyUniverse officers and directors, together with their affiliates, own 46% of the company and intend to vote in favor of the merger and quantify the amount of shares they own. Please also indicate that certain of those persons have entered into a voting agreement to vote in favor of the merger and indicate the amount and percentage of voting shares that are subject to the voting agreement. If the vote approving any of the matters is assured, please indicate that as well or if there is a certain number of shares needed to approve the matters in addition to the amount that is assured, please disclose this amount.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on pages iv and v of and elsewhere in the Amendment.
4.	Comment: We note your Q&A entitled “What will eToys Direct stockholders receive in the merger?” You disclose the relative percentages that will be held by both of the parties in the combined company, however, you exclude the dilutive effect of the outstanding options to purchase eToys common stock. Considering these options will be converted into options to purchase shares of BabyUniverse stock, please revise to also disclose the relative percentages that will be held by both of the parties in the combined company taking into account such options.

Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page v of and elsewhere in the Amendment.
Summary, page 1
Merger Consideration; Manner and Basis of Converting Shares; Fractional Shares, page 3
5.	Comment: Here and elsewhere in the proxy statement, where you refer to the merger and the stock issuance proposal, specifically refer to the number of shares you seek to issue when you refer to the merger and the approval of the issuance of shares so that shareholders can appreciate the quantity of shares you plan to issue. Please also describe any contingencies that may be expected to occur in the future that may cause these amounts to change.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 4 of and elsewhere in the Amendment.
6.	Comment: We note that you provide an example of how the conversion of eToys shares into BabyUniverse shares will occur. Please augment your discussion to provide the final number of shares to be issued to eToys shareholders based on your example. Also, rather than provide a hypothetical example, revise to disclose how many shares would be issued as of a current date, assuming the merger were to occur on that date.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 4 of and elsewhere in the Amendment.
7.	Comment: Please also quantify the amount of cash that will be paid per fractional share.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested by quantifying the amount of cash per fractional share to the extent practicable at this time on page 4 of and elsewhere in the Amendment.
Selected Unaudited Pro Forma Condensed Combined Financial Data, page 13
8.	Comment: Revise your presentation to also include the required financial information for the latest interim period. See Article 11-02(c) of Regulation S-X.
Response: In response to the Staff’s comment, the Company has included the required financial information for the latest interim period commencing on page 13 of the Amendment.
9.	Comment: Please provide footnotes to include explanations for all pro forma adjustments, or provide investors with reference information as to where the explanations to the adjustments are located in the filing. See Article 11-02(b)(6) of Regulation S-X.
In response to the Staff’s comment, the Company has clearly cross-referenced the notes to the pro forma condensed combined financial statements found elsewhere in the proxy statement/prospectus at the bottom of each of pages 14 and 15 of the Amendment.
Comparative Historical and Pro Forma Per Share Data, Pate 18
10.	Comment: Please revise to present in comparative columnar format the historical and pro forma per share data of the registrant and historical and equivalent pro forma per share data of eToys Direct, Inc. for the most recent fiscal year and interim period. Please also revise your presentation of income (loss) per share to reflect continuing operations for the periods which financial data is presented to comply with Item 301 of Regulation S-K. Refer to Item 3 (f) and 3 (f)(3) of the Instructions to Form S-4.
Response: In response to the Staff’s comment, the Company has revised the disclosure to present in columnar format the historical and pro forma per share data for the most recent fiscal year and interim period as requested on page 19 of the Amendment, and the Company has revised its presentation of income (loss) per share to reflect continuing operations for the periods for which financial data is provided.
BabyUniverse Proposal No. 1, page 55
Background of the Merger, page 55
11.	Comment: Please revise to provide additional background information indicating why both eToys and BabyUniverse began considering strategic alternatives in 2006.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 56 of the Amendment.
12.	Comment: Please revise to clearly identify each person in attendance at each meeting. For example, where you state that “representatives” of eToys Direct, BabyUniverse and D.E Shaw attended certain meetings or that the financial advisors of each party attended a meeting, please identify the individuals to whom you refer.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested with respect to the persons in attendance at the meetings from BabyUniverse, eToys Direct and the D. E. Shaw Group on pages 56 through 59 of the Amendment. With respect to the portion of the Staff’s comment regarding the financial advisors, Financo Securities LLC (“Financo”) acted as eToys Direct’s financial advisor and Banc of America Securities LLC (“Banc of America Securities”) acted as BabyUniverse’s financial advisor and, to the extent not previously identified, the Amendment now identifies them as such. The Company has not named the specific individuals at Financo and Banc of America Securities who were in attendance at each meeting because the Company does not believe such disclosure is required or that it is relevant or material. We note that the names and credentials of a company’s officers and directors, who have been elected or appointed by a company’s board and serve at the behest of the company’s stockholders, are a matter of public record through a company’s annual reports or other public filings and that the identity of, and related information with respect to, such individuals may be relevant to such stockholders when considering a merger transaction. In contrast, individual bankers of a financial advisor are acting solely in their capacities as representatives of the financial institutions that employ them, not in their individual capacities. Finally, we believe that such disclosure was not contemplated by the Instruction to Item 1015(b) of Regulation M-A, which states that information referred to therein must be given with respect to the “firm” rather than the “employees of the firm.” Accordingly, we believe that inclusion of the names of individual bankers is not required and would be inappropriate and that such information would not add materially to the mix of information considered by a shareholder in connection with such shareholder’s evaluation of the proposed merger.

13.	Comment: We note that both eToys and BabyUniverse had discussions with third parties. Your background disclosure should explain how those parties were identified, how the discussions proceeded and why eToys and BabyUniverse choose to merge with each other instead of with another party. For example, you mention on page 55 that eToys Direct “continued discussions with a select group of parties,” however, you do not explain how these parties initiated communications with eToys nor do you discuss the outcome of these discussions. Similarly, you indicate that on February 13, 2007, BabyUniverse “terminated its ongoing discussions with other potential merger partners,” presumably the eight you refer to on page 56, however, you do not disclose how these discussions initially progressed or why they were terminated. Please revise your disclosure accordingly.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on pages 56 through 59 of the Amendment.
14.	Comment: In your discussion of the various meetings held, you give a brief description of the meeting without addressing the substance of those discussions. Revise your discussion of those meetings to provide the reader with a greater sense of the content of those discussions. For, example:
•	On November 9, 2006, each party made management presentations to one another;
•	On December 21, 2006, representative from BabyUniverse and eToys Direct held a conference call to discuss terms of a potential merger; and,
•	During the period between February 1, 2007 and February 13, 2007, the term sheet was negotiated among BabyUniverse, eToys and their respective advisors.

Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on pages 56 through 59 of the Amendment.
15.	Comment: Please disclose how the parties arrived at the consideration to be offered in the transaction. For example, please disclose what consideration was originally proposed on December 8, 2006 and February 1, 2007 by BabyUniverse and eToys, respectively, and how the parties arrived at the final consideration.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 58 of the Amendment.
16.	Comment: Please note that each and every report, opinion, consultation, proposal or presentation, whether written or oral, preliminary or final, received by the company or any affiliates from any third party and materially related to this offer constitutes a separate report that must be described in detail in the document and, if written, filed as an exhibit. This requirement includes final and preliminary reports. Please confirm to us that you have described in detail all oral and written presentations made to the board. For example, we note the retention of Singer Lewak and the presentation they gave on March 13, 2007; please revise your disclosure to summarize the information they provided regarding “their financial and tax due diligence review.” In addition, you should provide for our review any materials used to present information to the board such as board books, slides, etc. See Item 1015 of Regulation M-A.
Response: The Company has confirmed to us that the opinion of Banc of America Securities LLC adverted to in the section of the Registration Statement entitled “Proposal No. 1—Approval of the Merger, Issuance of Shares of BabyUniverse Common Stock in the Merger and Resulting Change of Control of BabyUniverse-Background of the Merger” is the only report, opinion or appraisal from an outside party that was materially related to the proposed merger transaction with eToys Direct, Inc. and referred to in the Registration Statement. Such opinion is described as required by Item 4(b) of Part I.A. of Form S-4. In addition, the disclosure in this section of the Registration Statement relating to Singer Lewak’s presentation to the Company’s board of directors has been expanded as requested; in light of such expanded disclosure, the Company has confirmed to us that the Amendment describes, conformably with the requirements of Form S-4, in detail all oral and written presentations relating to this transaction made to the Company’s board of directors by third parties. Finally, the Company has confirmed to us that no other board books, slides or similar materials required to be disclosed pursuant to the Instructions to Form S-4 were used to present information relating to this transaction to the Company’s board of directors.
Mutual Reasons for the Merger, page 58
17.	Comment: It is important that stockholders understand why the board chose to pursue the merger. In this regard, the factors you discuss must be explained in enough detail for stockholders to understand them without using conclusory statements or listing of generalized areas of consideration. Therefore, you must ensure that each factor you cite contains adequate detail to place it in context. Please expand the factors, both favorable and potentially unfavorable, to provide a meaningful discussion of the board’s consideration of each factor. Please describe in specific terms what it was about each factor that supports the board’s decision. For example, elaborate upon why you believe there will be an improved potential for growth as a result of the merger. Also, please quantify the operating efficiencies and cost savings that management expects will result from the merger. This comment also applies to the reasons articulated by eToys.
Response: In response to the Staff’s comment, the Company has expanded the discussion of reasons for the merger for the Company, for eToys Direct and for both companies, as requested, on pages 60 through 65 of the Amendment. As the Company and representatives of eToys Direct have advised us that they believe that the expected operating efficiencies and cost savings are not readily quantifiable, the discussion has been revised to include a statement to that effect.
Opinion of BabyUniverse’s Financial Advisor, page 62
18.	Comment: We note that BabyUniverse was provided with certain internal financial forecasts relating to eToys Direct. Please revise to summarize these financial forecasts or tell us why you believe that they are not required to be disclosed.
Response: We are advised by the Company and representatives of eToys Direct that the parties exchanged stand-alone financial projections in September of 2006, and that these were the only financial forecasts delivered by the parties in connection with the transaction. These projections (i) are now approximately 10 months old, (ii) have not been realized by the companies to date, and (iii) are deemed by the Company and eToys Direct to be of little relevance in the context of what each of the parties believes to be a truly transformative, synergistic combination of complementary businesses. Accordingly, the Company is concerned that inclusion in the Registration Statement of a summary of these projections, even when surrounded by appropriate disclamatory language, would give rise to a serious potential for misleading the shareholders of the Company and other readers of the Registration Statement.
19.	Comment: We note that in most of the analyses performed by Banc of America Securities, selected ecommerce and content companies were utilized in arriving at implied equity ownership percentages. Explain why both ecommerce and content companies — as opposed to just ecommerce companies or just content companies — were utilized in analyzing the pro forma equity ownership percentage of BabyUniverse.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on pages 68 and 69 of the Amendment.

20.	Comment: In the Discounted Cash Flow Analysis, please tell us the basis for the selection of the 10.0x to 12.0x terminal value multiple ranges and the 15%/15.75% to 17%/17.75% discount rate and please explain why Banc of America Securities believes that these ranges are the most appropriate indicators.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 72 of the Amendment.
21.	Comment: On page 70, please disclose how much of the $1.5 million fee is contingent upon completion of the merger.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 74 of the Amendment.
Interests of BabyUniverse’s Executive Officers and Directors in the Merger, page 70
22.	Comment: In your discussion of the Employment Agreements of BabyUniverse, we note that you refer readers to page 115 of the proxy statement/prospectus. Please revise this discussion to quantify the amounts that will be received by those officers that will be impacted by the change of control as a result of the merger, as we note that the chart on page 116 simply provides a narrative of the terms of each of the Employment Agreements.
Response: In response to the Staff’s comment, the Company has revised the discussion as requested on page 75 of the Amendment.
The Merger Agreement, page 79
23.	Comment: We note your disclosure that the “merger agreement is not intended to provide any other factual information about BabyUniverse, eToys Direct or Merger Sub.” Please revise to remove any potential implication that the referenced merger agreement, or any description of its terms, does not constitute public disclosure under the federal securities laws.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 83 of the Amendment.
Representations and Warranties, page 82
24.	Comment: We note your disclosure that “[i]nformation concerning the subject matter of the representations and warranties may have changed since the date of the merger agreement, which subsequent information may or may not be fully reflected in BabyUniverse’s public disclosure.” Please be advised that, notwithstanding the inclusion of a general disclaimer, you are responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements included in the registration statement not misleading. Please confirm your understanding in this regard.
Response: The Company has confirmed to us its understanding that, notwithstanding the inclusion of a general disclaimer, the Company is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements included in the Registration Statement not misleading.
BabyUniverse Proposal No. 2, page 97
25.	Comment: We note that you disclose that you completed two private placements prior to filing your proxy-prospectus on Form S-4. We further note your indication on page v that a portion of the cash proceeds has not yet been received by you with respect to the most recent private placement. Please provide us with your analysis with respect to the potential for the integration of the private placements and your merger transaction, including a discussion of any relevant staff interpretations. In doing so, please discuss the investor’s obligation to purchase the securities in the most recent private placement and the conditions that are not within the control of the investors. Please also file the securities purchase agreements entered into in both private placements as an exhibit to the registration statement. Please refer to Black Box Incorporated (June 26, 1990), Squadron, Ellenoff, Pleasant & Lehrer (February 28, 1992) , and our five factor test as articulated in Securities Act Release No. 4552 (Nov. 6, 1962). We may have further comment.
Response: As requested, the Company is filing the referenced securities purchase agreements as exhibits to the Amendment. The Company’s analysis with respect to the potential for the integration of the private placements and the issuance of securities pursuant to the Registration Statement is as follows:
     Principles Enunciated by the Staff in Black Box Incorporated and Squadron, Ellenoff, Pleasant & Lehrer. Rule 152 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), provides that the phrase “transactions by an issuer not involving any public offering”, as it occurs in Section 4(2) of the Securities Act, “shall be deemed to apply to transactions not involving any public offering at the time of said transactions although subsequently thereto the issuer decides to make a public offering and/or files a registration statement.” The Staff’s letter in Black Box Incorporated (June 26, 1990) (“Black Box”) articulates the Staff’s position that under Rule 152 the filing of a registration statement subsequent to an offering otherwise exempt from registration under Section 4(2) of the Securities Act does not vitiate the Section 4(2) private offering exemption. Black Box expressly assumes, for purposes of the Rule 152 analysis set forth therein, that a private placement of securities that has not yet “closed” pursuant to the terms of the underlying executed securities purchase agreement(s) will be deemed completed for purposes of Rule 152 to the extent that the obligation of the purchasers to purchase the securities in accordance with such terms is subject only to conditions set forth in such agreements that are not within the control of such purchasers. In this connection, the Staff noted in Black Box that renegotiation of the terms of such executed securities purchase agreements subsequent to the filing of the registration statement may constitute a new offering for purposes of Rule 152. Black Box also expressly stands for the proposition, endorsed by the Staff for policy reasons, that offers and sales of securities to a limited number of institutional purchasers in an otherwise valid private placement, subsequent to the filing of a registration statement by the issuer, would not be integrated with the registered public offering pursuant to the registration statement. In its letter in Squadron, Ellenoff, Pleasant & Lehrer (February 28, 1992) (“Squadron Ellenoff”), the Staff clarified this last position by stating that it is limited in applicability to situations where a registered offering would otherwise be integrated with an unregistered offering to (i) persons who would be qualified institutional buyers for purposes of Rule 144A promulgated under the Securities Act (“QIBs”) and (ii) “no more than two or three large institutional accredited investors”.
      Recent Private Placements of the Company. On May 29, 2007, the Company sold to two limited partnerships advised by Pequot Capital Management, Inc. (collectively, the “Pequot Funds”) (i) an aggregate of 317,259 shares of its Series A Convertible Preferred Stock, par value $0.001 per share (the “Preferred Stock”), and (ii) warrants (the “Warrants”) to purchase an aggregate of 79,316 shares of its Common Stock, par value $0.001 per share (the “Common Stock”) (the “Initial Pequot Transaction”). Pursuant to the terms of the securities purchase agreement between each of the Pequot Funds and the Company, each Pequot Fund was given the right to exchange, subject to certain specified conditions, the investment in the Company’s securities made pursuant thereto for an investment on the more favorable terms, taken as a whole, accorded to any subsequent purchaser of securities in the Company’s on-going private placement (the “MFN Right”). On June 19, 2007, the Company sold, pursuant to the terms of definitive stock purchase agreements executed on June 13, 2007, to Plus Four Private Equities, L.P. (“Plus Four”) and three investment funds managed by Janus Capital Management, LLC (“JCM”) (collectively, the “Janus Funds”) an aggregate of 664,063 shares of the Common Stock (the “June 19th Purchases”); in addition, in the executed stock purchase agreements providing for the Janus Funds to purchase shares of the Common Stock at the closing occurring on June 19, 2007, the Janus Funds also agreed to purchase at a second closing (the “Second Closing”) an aggregate of an additional 507,812 shares of the Common Stock (the “Second Closing Shares”), subject to the satisfaction of the conditions to the Second Closing set forth in such stock purchase agreements, and to deposit the entire purchase price for the Second Closing Shares with an independent escrow agent. (The bifurcation of the investment by the Janus Funds into two tranches was structured for purposes of compliance with NASDAQ Marketplace Rule 4350(i).) On June 14, 2007, the Company filed with the Commission the Registration Statement. The Pequot Funds elected to exercise the MFN Right as of July 6, 2007; pursuant to such exercise, all of the Preferred Stock originally issued to the Pequot Funds and 50% of the Warrants were cancelled (as well as the underlying securities purchase agreements), subject to the terms of new stock purchase agreements, in exchange for an aggregate of 390,652 shares of the Common Stock and a nominal amount of cash paid to the Pequot Funds (the “Pequot Exchange”). The offer and sale by the Company of its securities to the Pequot Funds, Plus Four and the Janus Funds was structured by the Company and its placement agent as a single offering (the “Private Offering”) within the ambit of the exemption from the registration requirements of Section 5 of the Securities Act afforded by Regulation D promulgated under the Securities Act (“Regulation D”).
      Nature of the Private Placees. In-house legal counsel to JCM has represented to the Company that each of the Janus Funds is a QIB; outside legal counsel for the Pequot Funds has represented to the Company that each of the Pequot Funds is a QIB; and Plus Four has represented to the Company that it is an “accredited investor”, as defined in Rule 501(a) of Regulation D, and outside legal counsel for Plus Four has represented to the Company that Plus Four has in excess of $15.0 million invested in securities.
      Application of Black Box/Squadron Ellenoff Principles to the Private Offering. The Company believes, conformably with the principles articulated by the Staff in Black Box and Squadron Ellenoff, that no portion of the Private Offering should be integrated with the registered offering of shares of Common Stock pursuant to the Registration Statement (the “Registered Offering”), for the following specific reasons:
(A)	The Initial Pequot Transaction should not be integrated with the Registered Offering, as it was entirely consummated prior to the filing of the Registration Statement.

(B)	The June 19th Purchases should not be integrated with the Registered Offering, as the underlying definitive stock purchase agreements were entered into prior to the filing of the Registration Statement, and the closing of the June 19th Purchases thereunder was subject only to closing conditions outside of the control of the purchasers, namely, the delivery by the Company to the purchasers of (i) a reasonably satisfactory form of legal opinion and (ii) a bring-down officers’ certificate with respect to the representations, warranties and covenants made by the Company in such stock purchase agreements.

(C)	The obligation of the Janus Funds to purchase the Second Closing Shares at the Second Closing, pursuant to the terms of definitive stock purchase agreements entered into prior to the filing of the Registration Statement, but providing for such closing to occur after such filing, is subject only to the following conditions, each of which is outside the control of JCM and the Janus Funds: (i) the issuance of the Second Closing Shares is approved by the shareholders of the Company to the extent required by NASDAQ Marketplace Rule 4350(i); (ii) the proposed merger transaction among the Company, Baby Acquisition Sub, Inc. and eToys Direct, Inc. (the “eToys Merger”) is closed pursuant to the terms of the underlying agreement and plan of merger among such parties; and (iii) the Company delivers to the Janus Funds a reasonably satisfactory update to the legal opinion delivered by it to the Janus Funds in connection with the June 19th Purchases.

(D)	The Pequot Exchange, if deemed a new offering by the Company to the Pequot Funds for purposes of Rule 152, is a transaction between the Company and two QIBs.

(E)	The Private Offering as a whole involved sales of the Company’s securities only to QIBs and one large institutional accredited investor.
      Application of Five Factor Test. The foregoing analysis implicitly assumes arguendo that the Private Offering and the Registered Offering would, but for the principles articulated by the Staff in Black Box and Squadron Ellenoff, be integrated under the five factor test adopted by the Commission in Securities Act Release No. 4552 (November 6, 1962). In that Release, the Commission stated that the following five factors are relevant to the determination of whether two ex hypothesi distinct securities offerings should be integrated for purposes of the federal securities laws: whether (i) the different offerings are part of a single plan of financing, (ii) the offerings involve issuance of the same class of security, (iii) the offerings are made at or about the same time, (iv) the same type of consideration is to be received, and (v) the offerings are made for the same general purpose. The Company respectfully submits that the application of the five-factor test, taken as a whole, should not result in the integration of the Private Offering and the Registered Offering. The Private Offering is a financing transaction and its purpose is to raise funds for the Company; the purpose of the Registered Offering is the implementation of a key step in effecting the eToys Merger. Accordingly, while the two offerings both involve the issuance of shares of the Common Stock and are made in close temporal proximity, they are not part of a single plan of financing, the type of consideration to be received by the Company is fundamentally different in the two cases and they are made for fundamentally different corporate purposes.
BabyUniverse Security Ownership by Certain Beneficial Owners, page 100
26.	Comment: Please revise the table to reflect the number of shares, if different, and percentage of shares that will be held by these shareholders after the merger is consummated. This comment also applies to the table that appears under eToys Direct Security Ownership by Certain Beneficial Owners.
Response: In response to the Staff’s comment, the Company has revised the table as requested on page 105 of the Amendment and included therein a new section under the heading “Combined Company Security Ownership by Certain Beneficial Owners” commencing on page 111 of the Amendment.
Unaudited Pro Forma Condensed Combined Financial Statements, page 105
27.	Comment: We note your disclosure in the second paragraph on page 105 that “the actual amounts recorded as of the completion of the transaction may differ materially from the information presented in these unaudited pro forma condensed financial statements.” While pro forma financial statements are “as if” presentations that involve estimates, assumptions and uncertainties affecting the pro forma presentation, the possible consequences when they are resolved should be highlighted and quantified in a discussion and sensitivity analysis. Accordingly, please summarize the specific reasons the pro forma financial statements may differ from the actual assumptions used at closing. In this regard, you should provide a sensitivity analysis here relating the uncertain estimates.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested commencing on page 113 of the Amendment. The Company has added language with respect to sensitivity to footnote (d) of each condensed combined balance sheet commencing on pages 114 and 119, respectively.
28.	Comment: Please revise your pro forma combined statement of operations to include the latest interim period for each entity.
Response: In response to the Staff’s comment, the Company has revised the pro forma combined statement of operations to include the latest interim period for each entity as requested commencing on page 113 of the Amendment.
29.	Comment: Please expand footnote (c) to clarify in your disclosure the valuation method and approach you intend to use to determine the fair value of the tangible and intangible assets being acquired. Please provide the assumptions used to determine the estimated fair values of the BabyUniverse assets and your basis for the allocation. Provide us with a more detailed explanation as to why you believe the fair values at closing will vary significantly from the pro forma amounts. Please also disclose the amount of the purchase price allocated to goodwill and the amount allocated to each intangible asset. Tell us what was your consideration of intangible assets such as supplier relationships and customer based intangibles. If you anticipate that you will record significant amounts of intangible assets with indefinite useful lives, tell us what those intangible assets represent and why the indefinite lives are appropriate. We may have further comment upon review of your response. Refer to paragraph 37 of SFAS 141.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on pages 116 and 121 of the Amendment. Footnote (c) has been updated and moved to footnote (d). As stated in the footnote, eToys Direct has informed us that it will have a valuation performed by an outside party to allocate the final purchase price to the fair value of the assets and liabilities purchased. eToys Direct has also informed us that it believes that the majority of the Goodwill and intangible assets, net will be allocated to Goodwill.
30.	Comment: Please provide us with support for your calculation of the amounts that comprise the pro forma adjustment to additional paid-in capital of $93,456,621. Explain to us the conversion ratio used and how you computed the number of shares of common stock issued to eToys Direct stockholders.

Response: In response to the Staff’s comment, the Company has revised the disclosure as requested commencing on page 117 of the Amendment. Please also see our response to Comment 42 herein. The amount of additional paid-in capital has been updated to reflect the most current forecasted number of BabyUniverse shares outstanding.
31.	Comment: We note adjustments (b) and (c) to the pro forma statement of operations. It is not clear to us how these adjustments are directly related to the merger transaction or the private sale of BabyUniverse stock in June 2007. Revise your filing to remove these adjustments.
Response: In response to the Staff’s comment, the Company has removed footnotes (b) and (c) from page 118 of the Amendment.
32.	Comment: We note adjustment (d) to the statement of operations. It is not clear how you calculated this adjustment. Interest expense at BabyUniverse was $608,913. Interest expense at eToys was $6,049,976, net of something that you do not disclose. Please reconcile the historical and pro forma balances.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 118 of the Amendment.
33.	Comment: We note your adjustment (f) to the pro forma statement of operations. Please reconcile in this note the pro forma ending shares outstanding with the historical shares of BabyUniverse as of the balance sheet date.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 118 of the Amendment.
BabyUniverse Executive Compensation and Other Information, page 111
Compensation Discussion and Analysis, page 111
34.	Comment: You mention each element of compensation paid to named executive officers, however, it does not appear that you explain how you determine the amount you pay under each element. Please revise to provide more detail regarding how you arrive at the amount paid with respect to each element of compensation. For example, explain how you determine the amount you pay in the form of discretionary bonuses. As another example, we note that you attempt to set base salaries “that are competitive with similar sized organizations...” If you engage in benchmarking in setting this amount, please identify the benchmark and its components, pursuant to Item 402(b)(2)(xiv). See Item 402(b)(1)(v) of Regulation S-K.

Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 125 of the Amendment. The Company has advised us that it does not engage in benchmarking.
Employment Agreements, page 115
35.	Comment: Please revise this discussion as it relates to potential payments upon termination or change-in-control to quantify the estimated payments and benefits that would be provided in each circumstance, rather than stating “up to one half of annual salary.” See Item 402(j)(2) Regulation S-K and Instruction 1 to Item 402(j).
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 130 of the Amendment.
Certain Relationships and Related Transactions, page 126
36.	Comment: Please revise your disclosure to describe your policies and procedures for review, approval, or ratification of related party transactions. See Item 404(b) of Regulation S-K.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on pages 139 and 140 of the Amendment.
Comparative Rights of BabyUniverse Shareholders and eToys Direct Stockholders, page 128
37.	Comment: We note that you have not yet filed a form of the Second Amended and Restated Articles of Incorporation. Therefore, please advise us as to whether or not any of the provisions of BabyUniverse’s articles of incorporation will be revised at the time of the merger or whether the discussion that appears here reflects the current rights available to BabyUniverse shareholders. We may have further comment upon receipt of your response.
Response: The form of the Company’s Second Amended and Restated Articles of Incorporation was filed as Exhibit 3.1 to the Company’s Registration Statement on Form S-3 (File No. 333-144430) filed on July 9, 2007, and has been incorporated by reference into the Amendment as an exhibit thereto.
38.	Comment: Also, rather than state that the right under discussion is governed by a particular law, please revise to explain the provisions of the law. For example you state that the amended and restated articles of incorporation and amended bylaws of BabyUniverse “may be amended in any manner otherwise permitted by law.” Please revise to state what the law provides so that this discussion conveys sufficient information for shareholders to compare the applicable rights provided under, in this case, Florida and Delaware law.

Response: In response to the Staff’s comment, the Company has revised the discussion as requested on pages 141 through 146 of the Amendment.
Information Regarding BabyUniverse Business, page 133
39.	Comment: Please disclose in tabular form for each period presented the amount or percentage of total revenue contributed by each class of similar products or services. See Item 101(c)(1)(i) of Regulation S-K.
Response: The Company has advised us that there is no class of similar products or services, which class is used by the Company in its own internal reporting system, that has accounted for 15% or more of the Company’s total revenue in any of its last three fiscal years.
Management’s Discussion and Analysis of Financial Condition and Results of Operations of BabyUniverse, page 143
Results of Operations, page 152
General
40.	Comment: You disclose the business reasons for significant changes in gross sales and operating expense line items from the preceding year, but do not provide an investor any indication if the change will continue in the future. For instance, your disclosure states that gross sales during the quarter ended March 31, 2007 decreased 8.3% when compared to the preceding year as a result of different trends with respect to DreamtimeBaby.com and Posh Tots.com businesses, and you do not provide any information as to what investors can expect in the future. In this regard, please revise your disclosure to clarify for each significant change if you expect the current business trends in your businesses to continue to impact future periods. Please also quantify the incremental impact of each individual business reason discussed by providing the dollar effect on the overall change in the line item in circumstances where there is more than one business reason that caused the change between periods. See Item 303(a) of Regulation S-X.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 166 of the Amendment.
Information Regarding eToys Direct’s Business, page 160
Our Products, page 161
41.	Comment: Please disclose in tabular form for each period presented the amount or percentage of total revenue contributed by each class of similar products or services. See Item 101(c)(1)(i) of Regulation S-K.

Response: eToys Direct has advised us that there is no class of similar products or services, which class is used by eToys Direct in its own internal reporting system, that has accounted for 10% or more of eToys Direct’s total revenue in any of its last three fiscal years.
Selling Shareholders, page 177
42.	Comment: Please explain to us how you have arrived at the amount of shares beneficially owned before the offering as disclosed in the Selling Shareholder table. Specifically, explain how you have arrived at the 15,205,889 shares held by D.E. Shaw Laminar Portfolios, L.L.C. and how this amount was arrived at based upon the 23,406,657 shares that are expected to be issued in exchange for certain indebtedness; we presume the amount in the table takes into account the common stock, including those shares to be converted from Series A preferred stock, held by D.E. Shaw Laminar Portfolios, L.L.C. and/or its affiliates.
Response: In determining the number of shares beneficially owned by D. E. Shaw Laminar Portfolios, L.L.C. upon the consummation of the merger as set forth under “Selling Shareholders” on page 193 of the Amendment, we calculated the exchange ratio (i.e., the number of shares of the Company’s common stock to be issued for each share of eToys Direct common stock) based upon the assumption that the effective date of the merger was July 17, 2007.
      To calculate the exchange ratio, we first determined the portion of the aggregate consideration (in dollars) allocable to the equity of eToys Direct. The aggregate value of the consideration issuable in the merger is equal to $147,737,929.20, the product of 15,954,420 (the aggregate number of shares of the Company’s common stock issuable in the merger) and $9.26 (the last reported sale price per share of the Company’s common stock on The Nasdaq Capital Market on July 17, 2007). As of July 16, 2007, eToys Direct had outstanding an aggregate of $69,606,075 of indebtedness, exclusive of any amounts outstanding under the $25.0 million credit facility of eToys Direct, which amounts will neither be converted into equity nor repaid in connection with the consummation of the merger, and as such will remain outstanding. Thus $78,131,854.20 of the aggregate value of the consideration issuable in the merger is allocable to the equity of eToys Direct. As of July 16, 2007, eToys Direct had outstanding 21,273,111 shares of common stock on a fully-diluted basis, including 12,048,111 shares of Series A Preferred Stock of eToys Direct convertible into shares of eToys Direct common stock on a one-for-one basis. Thus, the portion of the consideration issuable in the merger allocable to each share of eToys Direct is equal to $3.6728, the quotient of $78,131,854.20 and 21,273,111. Given that the value of each share of the Company’s common stock is equal to $9.26 (the last reported sale price per share of the Company’s common stock on The Nasdaq Capital Market on July 17, 2007), the exchange ratio is equal to .3966305, the quotient of $3.6728 and $9.26.
      Since each share of eToys Direct common stock (including shares of common stock received upon conversion of the shares of Series A Preferred Stock of eToys Direct immediately prior to the effective time of the merger) will receive the same amount of consideration in the merger, and from the calculations above we have determined that each share of eToys Direct common stock is allocable $3.6728 of merger consideration value, the number of shares of eToys Direct common stock that the $69,606,075 of eToys Direct indebtedness is convertible into is equal to 18,951,781, the quotient of $69,606,075 and $3.6728.
      Immediately prior to the effective time of the merger, D. E. Shaw Laminar Portfolios, L.L.C. was the holder of 19,198,111 shares of eToys Direct common stock, including 12,048,111 shares of Series A Preferred Stock of eToys Direct convertible into shares of eToys Direct common stock on a one-for-one basis immediately prior to the effective time of the merger, and $69,606,075 of eToys Direct indebtedness, which will be convertible into 18,951,781 shares of eToys Direct common stock immediately prior to the effective time of the merger. Based on an exchange ratio of .3966305, D. E. Shaw Laminar Portfolios, L.L.C. will be issued 15,131,412 shares of the Company’s common stock in the merger.
      The actual number of shares of the Company’s common stock issuable to D. E. Shaw Laminar Portfolios, L.L.C. in the merger is not determinable until immediately prior to the effective time of the merger and will depend on the following:
•	the last reported sale price per share of the Company’s common stock on The Nasdaq Capital Market on the day of the effectiveness of the merger;

•	the amount of eToys Direct indebtedness outstanding immediately prior to the effective time of the merger, exclusive of any amounts outstanding under the $25.0 million credit facility of eToys Direct, which amounts will neither be converted into equity nor repaid in connection with the consummation of the merger, and as such will remain outstanding;

•	the amount of such outstanding eToys Direct indebtedness held by D. E. Shaw Laminar Portfolios, L.L.C. immediately prior to the effective time of the merger;

•	the number of shares of Series A Preferred Stock of eToys Direct outstanding on the day of the merger;

•	the number of fully-diluted shares of the Company’s common stock outstanding immediately prior to the merger; and

•	the number of shares of eToys Direct common stock outstanding immediately prior to the merger.
Plan of Distribution, page 179
43.	Comment: Please revise your disclosure to state that the selling shareholders are underwriters, as opposed to “may be” underwriters, pursuant to Rule 145(c).
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page 195 of the Amendment.

Report of Independent Registered Public Accounting Firm, page F-2
44.	Comment: The audit report dated March 31, 2007 by Singer Lewak Greenbaum & Goldstein LLP does not have a proper conformed signature. Please include a properly signed audit report with your next amendment. Please also confirm to us that you have on file a manually signed audit report dated March 31, 2007. Refer to Rule 2-02(a)(2) of Regulation S-X.
Response: In response to the Staff’s comment, the Company has included the conformed signature as requested. The Company has confirmed to us that it has on file a manually signed audit report dated March 31, 2007.
Consolidated Financial Statements — eToys Direct, Inc., page F-48
General
45.	Comment: Please revise your presentation to include the most recent quarterly financial statements and comparable interim period that would have been filed on Form 10-Q had eToys Direct, Inc. been subject to the Exchange Act.
Response: In response to the Staff’s comment, the Company has included the most recent quarterly financial statements and comparable interim period that would have been filed on Form 10-Q had eToys Direct, Inc. been subject to the Exchange Act, commencing on page F-48 of the Amendment. In addition, the Company has revised the presentation of certain other financial information as requested by the Staff and has updated certain financial data as more recent information became available to the Company.
Consolidated Balance Sheets, page F-50
46.	Comment: We note that the preferred stock is redeemable at the option of the holder in the future. Revise your balance sheet to present the preferred stock amount outside of permanent equity. See EITF Topic D-98.
Response: In response to the Staff’s comment, the Company has included a revised balance sheet for eToys Direct as requested on page F-50 of the Amendment.
47.	Comment: We note that you present accounts receivable, net. Disclose the allowance for doubtful accounts or the item that is netted against the amount and explain your disclosures on page F-54 concerning concentrations of risk.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page F-50 of the Amendment to remove the reference to “net”.
Consolidated Statements of Operations, page F-51

48.	Comment: Reconcile for us interest expense of $6 million and the amount disclosed as paid for interest expense on page F-51 and F-61.
Response: In response to the Staff’s comment, following is a reconciliation provided by eToys Direct of the eToys Direct interest:

DE Shaw Interest Expense	7,442,625
Capital Lease Interest Expense	97,774
Total Interest Expense	7,540,399

Continued Operations Interest Expense	6,049,976
Discontinued Operations Interest Expense	1,490,423
Total Interest Expense	7,540,399
49.	Comment: Revise to present income available to common stockholders.
Response: In response to the Staff’s comment, the Company has revised the disclosure as requested on page F-51 of the Amendment.
Undertakings, II-2
50.	Comment: Please revise to include the undertakings required by Item 512(a)(5)(ii) of Regulation S-K and Item 22(b) of Form S-4.
Response: In response to the Staff’s comment, the Company has included on page II-2 the undertakings required by Item 512(a)(5)(ii) of Regulation S-K and Item 22(b) of Form S-4.
* * * * * *
Should you have any further questions or comments regarding the captioned filing, please direct them to the undersigned at (310) 451-8302.
Very truly yours,

Brian A. Sullivan, Esq.
Enclosure

cc:	Milwood Hobbs, Accountant
Michael Moran, Accounting Branch Chief
Scott Anderegg, Staff Attorney
Mara Ransom, Legal Branch Chief
Securities and Exchange Commission

John C. Textor, Chief Executive Officer and Chairman of the Board
Jonathan Teaford, Executive Vice President
BabyUniverse, Inc.

Michael J. Wagner, Chief Executive Officer
eToys Direct, Inc.

William H. Gump, Esq.
Thomas Mark, Esq.
Willkie Farr & Gallagher LLP
Counsel to eToys Direct, Inc.

D. Thomas Triggs, Esq.
Owen M. Lewis, Esq.
Sullivan & Triggs, LLP
Counsel to BabyUniverse, Inc.